FAIR VALUE AND RISK MANAGEMENT - Contractual maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual maturities
Unsecured debentures	$ 1,900,000
Unsecured term loans	1,091,651
Derivatives	13,467
Secured debt	51,373
Unsecured debentures, net of derivatives	146,891
Unsecured term loans, net of derivatives	88,275
Accounts payable and accrued liabilities	114,775	$ 113,244
Distributions payable	16,991	$ 16,969
Total payments	3,423,423
2023
Contractual maturities
Unsecured debentures	400,000
Unsecured term loans	0
Derivatives	7,076
Secured debt	51,373
Unsecured debentures, net of derivatives	34,798
Unsecured term loans, net of derivatives	31,563
Accounts payable and accrued liabilities	112,755
Distributions payable	16,991
Total payments	654,556
2024
Contractual maturities
Unsecured debentures	0
Unsecured term loans	250,351
Derivatives	0
Secured debt	0
Unsecured debentures, net of derivatives	24,971
Unsecured term loans, net of derivatives	31,714
Accounts payable and accrued liabilities	1,458
Distributions payable	0
Total payments	308,494
2025
Contractual maturities
Unsecured debentures	0
Unsecured term loans	541,300
Derivatives	0
Secured debt	0
Unsecured debentures, net of derivatives	24,971
Unsecured term loans, net of derivatives	24,998
Accounts payable and accrued liabilities	562
Distributions payable	0
Total payments	591,831
2026
Contractual maturities
Unsecured debentures	0
Unsecured term loans	300,000
Derivatives	0
Secured debt	0
Unsecured debentures, net of derivatives	24,971
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	324,971
2027
Contractual maturities
Unsecured debentures	500,000
Unsecured term loans	0
Derivatives	0
Secured debt	0
Unsecured debentures, net of derivatives	17,516
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	517,516
Thereafter
Contractual maturities
Unsecured debentures	1,000,000
Unsecured term loans	0
Derivatives	6,391
Secured debt	0
Unsecured debentures, net of derivatives	19,664
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	$ 1,026,055